Employee Benefit Plans and Postretirement Benefits - Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	$ 1,013
Unrecognized prior service credit	(8)
Accumulated other comprehensive loss	1,005
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	142
Unrecognized prior service credit	(7)
Accumulated other comprehensive loss	135
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial losses	79
Unrecognized prior service credit	(3)
Accumulated other comprehensive loss	$ 76